INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9:-       INTANGIBLE ASSETS, NET

	December 31,
	2012	2011
Cost:
Technology	$9,663	$9,663
Customer relationships	2,714	2,714

Total cost	12,377	12,377
Accumulated amortization:
Technology	8,663	8,663
Customer relationships	2,714	2,509

Total accumulated amortization	11,377	11,172

Amortized cost	$1,000	$1,205

Amortization expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $205, $976 and $2,688, respectively.